Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants

The Company does not in any way time its share awards to the release of material non-public information. The CEO meets with the Compensation Committee in January, February or March of each year and recommends the share awards for the NEOs, other than himself to be granted for the prior year. The Compensation Committee reviews the recommendations and then recommends the awards to the full Board of Trustees for approval. The awards are granted in the first quarter of the current year. There is no consequence for selling vested Common Shares but the Company does require NEOs and Trustees to hold such Common Shares in accordance with the mandates for share ownership for NEOs and Trustees.

The Company did not grant any stock options, stock appreciation rights or similar option-like instruments in 2024.

Award Timing Method	The CEO meets with the Compensation Committee in January, February or March of each year and recommends the share awards for the NEOs, other than himself to be granted for the prior year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not in any way time its share awards to the release of material non-public information.